Income Taxes (Narrative) (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 22, 2018	Jun. 30, 2018	Jun. 30, 2019	Mar. 31, 2018
Operating Loss Carryforwards [Line Items]
Corporate income tax rate		21.00%	21.00%	21.00%
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	21.00%
Operating loss carryforwards expiration date			Jun. 30, 2020
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	35.00%
Operating loss carryforwards expiration date			Jun. 30, 2038